BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS. (Details 1) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Other current financial liabilities	$ 375,451	$ 339,441
Current lease liabilities	36,784	49,603
Trade and other current payables	812,838	738,457
Accounts payable to related companies	14,280	2,577
Other short-term provisions	9,513	337
Current tax liabilities	26,869	127,981
Current provisions for employee benefits	7,571	4,593
Other current non-financial liabilities	242,978	173,654
Total current liabilities	1,526,284	1,436,643
Other non-current financial liabilities	5,155,371	5,374,864
Non-current lease liabilities	227,440	113,701
Other non-current payables	20,116	2,272
Non-current accounts payable to related companies	6,731	0
Other long-term provisions	40,706	29,549
Deferred tax liabilities	1,785,915	1,747,805	$ 1,463,886
Non-current provisions for employee benefits	87,689	67,967
Other non-current non-financial liabilities	69,872	77,006
Total non-current liabilities	7,393,840	7,413,164
Total liabilities	8,920,124	8,849,807	$ 8,612,684
US dollars [Member]
Statement [Line Items]
Other current financial liabilities	252,091	225,502
Current lease liabilities	10,636	9,140
Trade and other current payables	234,226	288,172
Accounts payable to related companies	202	230
Other short-term provisions	7,934	337
Current tax liabilities	19,482	59,319
Current provisions for employee benefits	0	0
Other current non-financial liabilities	192,359	131,214
Total current liabilities	716,930	713,914
Other non-current financial liabilities	3,637,416	3,917,343
Non-current lease liabilities	120,656	69,905
Other non-current payables	0	0
Non-current accounts payable to related companies	0
Other long-term provisions	1,677	0
Deferred tax liabilities	1,681,957	1,664,506
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
Total non-current liabilities	5,441,706	5,651,754
Total liabilities	6,158,636	6,365,668
Euro [Member]
Statement [Line Items]
Other current financial liabilities	69,139	66,707
Current lease liabilities	91	107
Trade and other current payables	23,277	13,955
Accounts payable to related companies	0	0
Other short-term provisions	0	0
Current tax liabilities	5,123	7,655
Current provisions for employee benefits	0	0
Other current non-financial liabilities	51	73
Total current liabilities	97,681	88,497
Other non-current financial liabilities	386,186	442,833
Non-current lease liabilities	110	159
Other non-current payables	0	0
Non-current accounts payable to related companies	0
Other long-term provisions	0	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
Total non-current liabilities	386,296	442,992
Total liabilities	483,977	531,489
Brazilian Real [Member]
Statement [Line Items]
Other current financial liabilities	2,810	884
Current lease liabilities	10,063	4,208
Trade and other current payables	82,988	79,653
Accounts payable to related companies	0	0
Other short-term provisions	264	0
Current tax liabilities	1,512	4,339
Current provisions for employee benefits	0	0
Other current non-financial liabilities	33,011	24,680
Total current liabilities	130,648	113,764
Other non-current financial liabilities	67,080	26,880
Non-current lease liabilities	91,206	17,694
Other non-current payables	2,462	2,272
Non-current accounts payable to related companies	0
Other long-term provisions	12,512	3,489
Deferred tax liabilities	97,822	77,637
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	69,849	76,982
Total non-current liabilities	340,931	204,954
Total liabilities	471,579	318,718
Argentine Pesos [Member]
Statement [Line Items]
Other current financial liabilities	17	133
Trade and other current payables	54,078	16,616
Accounts payable to related companies	0	0
Other short-term provisions	0	0
Current tax liabilities	0	44,856
Current provisions for employee benefits	0	0
Other current non-financial liabilities	5,120	4,679
Total current liabilities	59,215	66,284
Other non-current financial liabilities	0	0
Non-current lease liabilities	0	0
Other non-current payables	0	0
Non-current accounts payable to related companies	0
Other long-term provisions	26,517	26,060
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	10	14
Total non-current liabilities	26,527	26,074
Total liabilities	85,742	92,358
Mexican Pesos [Member]
Statement [Line Items]
Other current financial liabilities	0	0
Current lease liabilities	1,579	1,391
Trade and other current payables	16,791	27,889
Accounts payable to related companies	0	0
Other short-term provisions	0	0
Current tax liabilities	752	11,803
Current provisions for employee benefits	0	0
Other current non-financial liabilities	4,828	7,195
Total current liabilities	23,950	48,278
Other non-current financial liabilities	0	0
Non-current lease liabilities	1,659	2,377
Other non-current payables	0	0
Non-current accounts payable to related companies	0
Other long-term provisions	0	0
Deferred tax liabilities	6,136	5,662
Non-current provisions for employee benefits	957	842
Other non-current non-financial liabilities	0	0
Total non-current liabilities	8,752	8,881
Total liabilities	32,702	57,159
Other Country Currencies [Member]
Statement [Line Items]
Other current financial liabilities	0	0
Current lease liabilities	23	63
Trade and other current payables	10,476	8,761
Accounts payable to related companies	0	0
Other short-term provisions	0	0
Current tax liabilities	0	0
Current provisions for employee benefits	0	0
Other current non-financial liabilities	16	739
Total current liabilities	10,515	9,563
Other non-current financial liabilities	0	0
Non-current lease liabilities	0	107
Other non-current payables	0	0
Non-current accounts payable to related companies	0
Other long-term provisions	0	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
Total non-current liabilities	0	107
Total liabilities	10,515	9,670
Chilean Pesos [Member]
Statement [Line Items]
Other current financial liabilities	0	0
Current lease liabilities	10,716	26,944
Trade and other current payables	351,646	268,624
Accounts payable to related companies	14,078	2,347
Other short-term provisions	0	0
Current tax liabilities	0	9
Current provisions for employee benefits	7,571	4,593
Other current non-financial liabilities	7,593	5,074
Total current liabilities	391,604	307,591
Other non-current financial liabilities	0	0
Non-current lease liabilities	549	11,334
Other non-current payables	17,654	0
Non-current accounts payable to related companies	6,731
Other long-term provisions	0	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	86,732	67,125
Other non-current non-financial liabilities	13	10
Total non-current liabilities	111,679	78,469
Total liabilities	503,283	386,060
Unidad de Fomento [Member]
Statement [Line Items]
Other current financial liabilities	51,394	46,215
Current lease liabilities	3,676	7,750
Trade and other current payables	39,356	34,787
Accounts payable to related companies	0	0
Other short-term provisions	1,315	0
Current tax liabilities	0	0
Current provisions for employee benefits	0	0
Other current non-financial liabilities	0	0
Total current liabilities	95,741	88,752
Other non-current financial liabilities	1,064,689	987,808
Non-current lease liabilities	13,260	12,125
Other non-current payables	0	0
Non-current accounts payable to related companies	0
Other long-term provisions	0	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
Total non-current liabilities	1,077,949	999,933
Total liabilities	$ 1,173,690	$ 1,088,685